UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-10589
Oppenheimer Real Estate Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: April 30
Date of reporting period: 10/29/2010

Item 1. Reports to Stockholders.
October 29, 2010
     MANAGEMENT COMMENTARY
          An Interview with Your Fund’s Portfolio Manager
     SEMIANNUAL REPORT
          Listing of Top Holdings
          Listing of Investments
          Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Holdings

Simon Property Group, Inc.	7.8%
Vornado Realty Trust	5.3
Public Storage	4.8
Equity Residential	4.6
Boston Properties, Inc.	4.4
HCP, Inc.	4.3
Regency Centers Corp.	3.6
Host Hotels & Resorts, Inc.	3.4
Health Care REIT, Inc.	3.1
Nationwide Health Properties, Inc.	3.1
Portfolio holdings and allocations are subject to change. Percentages are as of October 29, 2010, and are based on net assets. For more current Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
Sector Allocation

•	Real Estate Investment Trusts	99.0%
	Diversified REITs	8.8
	Industrial REITs	5.0
	Office REITs	15.7
	Residential REITs	14.6
	Retail REITs	26.3
	Specialized REITs	28.6
•	Real Estate Management & Development	1.0
Portfolio holdings and allocations are subject to change. Percentages are as of October 29, 2010, and are based on the total market value of common stocks.
8   |   OPPENHEIMER REAL ESTATE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first offered on 3/4/02. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 10/1/03. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 10/1/03. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 10/1/03. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 10/1/03. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9   |   OPPENHEIMER REAL ESTATE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 29, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10   |   OPPENHEIMER REAL ESTATE FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	May 1, 2010	October 29, 2010	October 29, 2010

Actual
Class A	$1,000.00	$1,050.20	$7.64
Class B	1,000.00	1,046.40	11.49
Class C	1,000.00	1,045.90	11.49
Class N	1,000.00	1,048.40	8.92
Class Y	1,000.00	1,052.00	5.59

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.50	7.52
Class B	1,000.00	1,013.76	11.31
Class C	1,000.00	1,013.76	11.31
Class N	1,000.00	1,016.26	8.78
Class Y	1,000.00	1,019.50	5.50
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended October 29, 2010 are as follows:

Class	Expense Ratios

Class A	1.49%
Class B	2.24
Class C	2.24
Class N	1.74
Class Y	1.09
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11  |  OPPENHEIMER REAL ESTATE FUND

STATEMENT OF INVESTMENTS October 29, 2010* / Unaudited

	Shares	Value

Common Stocks—98.5%
Financials—98.5%
Real Estate Investment Trusts—97.5%
Diversified REITS—8.7%
Colonial Properties Trust	365,920	$6,560,946
Ventas, Inc.	256,352	13,730,213
Vornado Realty Trust	368,835	32,232,491

		52,523,650

Industrial REITS—4.9%
AMB Property Corp.	187,524	5,286,302
DCT Industrial Trust, Inc.	84,139	421,536
DuPont Fabros Technology, Inc.	252,120	6,328,212
ProLogis	1,310,965	17,894,672

		29,930,722

Office REITS—15.5%
BioMed Realty Trust, Inc.	264,180	4,847,703
Boston Properties, Inc.	307,644	26,515,836
Brandywine Realty Trust	539,800	6,461,406
Commonwealth REIT	140,321	3,571,169
Corporate Office Properties Trust	125,991	4,471,421
Digital Realty Trust, Inc.	163,380	9,758,687
Douglas Emmett, Inc.	594,320	10,662,101
Duke Realty Corp.	731,926	9,127,117
Mack-Cali Realty Corp.	204,187	6,856,599
SL Green Realty Corp.	171,723	11,285,636

		93,557,675

Residential REITS—14.3%
AvalonBay Communities, Inc.	114,571	12,180,043
Camden Property Trust	289,056	14,334,287
Equity Residential	569,728	27,705,873
Mid-America Apartment Communities, Inc.	160,596	9,801,174
Post Properties, Inc.	315,160	9,593,470
UDR, Inc.	587,680	13,211,046

		86,825,893

	Shares	Value

Retail REITS—25.9%
CBL & Associates Properties, Inc.	377,070	$5,912,458
Cedar Shopping Centers, Inc.	477,571	3,013,473
Federal Realty Investment Trust	184,350	15,113,013
General Growth Properties, Inc.	796,388	13,379,318
Kimco Realty Corp.	452,206	7,791,509
Macerich Co. (The)	84,102	3,751,790
National Retail Properties, Inc.	520,780	14,113,138
Pennsylvania Real Estate Investment Trust	214,370	3,059,060
Realty Income Corp.	348,470	11,945,552
Regency Centers Corp.	522,347	22,032,596
Simon Property Group, Inc.	494,197	47,452,796
Weingarten Realty Investors	377,380	9,106,179

		156,670,882

Specialized REITS—28.2%
DiamondRock Hospitality Co.	470,070	4,973,341
Extra Space Storage, Inc.	381,189	6,175,262
FelCor Lodging Trust, Inc.[1]	855,720	5,262,678
HCP, Inc.	720,482	25,944,557
Health Care REIT, Inc.	365,667	18,685,584
Hersha Hospitality Trust	308,450	1,881,545
Host Hotels & Resorts, Inc.	1,295,495	20,585,416
LaSalle Hotel Properties	266,758	6,319,497
Nationwide Health Properties, Inc.	457,263	18,670,048
Plum Creek Timber Co., Inc.	346,650	12,770,586
Public Storage	294,270	29,197,469
Rayonier, Inc.	214,200	11,181,240
Sunstone Hotel Investors, Inc.[1]	840,400	9,118,341

		170,765,564
12  |  OPPENHEIMER REAL ESTATE FUND

	Shares	Value

Real Estate Management & Development—1.0%
Coresite Realty Corp.[1]	387,350	$5,833,491

Total Common Stocks (Cost $438,331,531)		596,107,877

Investment Company—1.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.25%[2,3] (Cost $9,840,159)	9,840,159	9,840,159

		Value

Total Investments, at Value (Cost $448,171,690)	100.1%	$605,948,036
Liabilities in Excess of Other Assets	(0 .1)	(588,790)

Net Assets	100.0%	$605,359,246

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 29, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	April 30, 2010	Additions	Reductions	October 29, 2010

Oppenheimer Institutional Money Market Fund , Cl. E	11,601,032	138,200,301	139,961,174	9,840,159

	Value	Income

Oppenheimer Institutional Money Market Fund , Cl. E	$9,840,159	$10,811

3.	Rate shown is the 7-day yield as of October 29, 2010.

*	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
13  |  OPPENHEIMER REAL ESTATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of October 29, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Financials	$596,107,877	$—	$—	$596,107,877
Investment Company	9,840,159	—	—	9,840,159

Total Assets	$605,948,036	$—	$—	$605,948,036

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
14  |  OPPENHEIMER REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
October 29, 20101

Assets

Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $438,331,531)	$596,107,877
Affiliated companies (cost $9,840,159)	9,840,159

605,948,036
Receivables and other assets:
Investments sold	9,339,370
Shares of beneficial interest sold	1,303,294
Dividends	454,609
Other	28,088

Total assets	617,073,397

Liabilities

Bank overdraft	10,926
Payables and other liabilities:
Investments purchased	10,962,457
Shares of beneficial interest redeemed	416,432
Transfer and shareholder servicing agent fees	83,997
Distribution and service plan fees	83,149
Trustees’ compensation	59,711
Shareholder communications	50,151
Other	47,328

Total liabilities	11,714,151

Net Assets	$605,359,246

Composition of Net Assets
Par value of shares of beneficial interest	$33,278
Additional paid-in capital	655,075,285
Accumulated net investment income	674,746
Accumulated net realized loss on investments	(208,200,409)
Net unrealized appreciation on investments	157,776,346

Net Assets	$605,359,246

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
15  |  OPPENHEIMER REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $245,376,711 and 13,498,520 shares of beneficial interest outstanding)	$18.18
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$19.29

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,672,489 and 1,266,774 shares of beneficial interest outstanding)	$17.90

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $55,394,184 and 3,096,387 shares of beneficial interest outstanding)	$17.89

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $33,402,204 and 1,842,394 shares of beneficial interest outstanding)	$18.13

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $248,513,658 and 13,574,168 shares of beneficial interest outstanding)	$18.31
See accompanying Notes to Financial Statements.
16  |  OPPENHEIMER REAL ESTATE FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended October 29, 20101

Investment Income
Dividends:
Unaffiliated companies	$6,394,313
Affiliated companies	10,811
Interest	89
Other income	16,824

Total investment income	6,422,037

Expenses
Management fees	2,811,160
Distribution and service plan fees:
Class A	266,746
Class B	104,095
Class C	254,636
Class N	75,429
Transfer and shareholder servicing agent fees:
Class A	561,583
Class B	70,877
Class C	128,326
Class N	78,663
Class Y	80,371
Shareholder communications:
Class A	37,467
Class B	9,482
Class C	13,018
Class N	3,405
Class Y	1,571
Trustees’ compensation	4,694
Custodian fees and expenses	1,734
Other	55,460

Total expenses	4,558,717
Less waivers and reimbursements of expenses	(538,614)

Net expenses	4,020,103

Net Investment Income	2,401,934

Realized and Unrealized Gain (Loss)
Net realized gain on investments from unaffiliated companies	46,383,165
Net change in unrealized appreciation/depreciation on investments	(25,694,449)

Net Increase in Net Assets Resulting from Operations	$23,090,650

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
17   |   OPPENHEIMER REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	October 29, 2010[1]	April 30,
	(Unaudited)	2010

Operations
Net investment income	$2,401,934	$8,768,247
Net realized gain	46,383,165	21,747,612
Net change in unrealized appreciation/depreciation	(25,694,449)	208,556,849

Net increase in net assets resulting from operations	23,090,650	239,072,708

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(2,146,573)	(2,950,563)
Class B	(125,611)	(234,050)
Class C	(309,923)	(492,395)
Class N	(253,577)	(337,787)
Class Y	(2,430,807)	(4,706,072)

	(5,266,491)	(8,720,867)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	16,223,025	20,389,433
Class B	608,167	(550,396)
Class C	2,771,469	5,398,709
Class N	1,631,732	5,583,843
Class Y	(79,520,412)	55,028,785

	(58,286,019)	85,850,374

Net Assets
Total increase (decrease)	(40,461,860)	316,202,215
Beginning of period	645,821,106	329,618,891

End of period (including accumulated net investment income of $674,746 and $3,539,303, respectively)	$605,359,246	$645,821,106

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
18   |   OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	October 29, 2010[1]				Year Ended April 30,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$17.48	$10.69	$20.68	$25.24	$21.14	$17.07

Income (loss) from investment operations:
Net investment income[2]	.07	.25	.30	.31	.24	.22
Net realized and unrealized gain (loss)	.80	6.79	(10.02)	(3.61)	5.35	4.77

Total from investment operations	.87	7.04	(9.72)	(3.30)	5.59	4.99

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.17)	(.25)	(.27)	(.10)	(.36)	(.35)
Distributions from net realized gain	—	—	—	(1.16)	(1.13)	(.57)

Total dividends and/or distributions to shareholders	(.17)	(.25)	(.27)	(1.26)	(1.49)	(.92)

Net asset value, end of period	$18.18	$17.48	$10.69	$20.68	$25.24	$21.14

Total Return, at Net Asset Value[3]	5.02%	67.02%	(47.57)%	(12.84)%	26.85%	29.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$245,377	$219,895	$120,428	$233,122	$345,366	$175,792

Average net assets (in thousands)	$220,387	$158,659	$164,878	$248,992	$262,154	$118,780

Ratios to average net assets:[4]
Net investment income	0.80%	1.87%	2.12%	1.42%	1.00%	1.13%
Total expenses	1.80%[5]	1.88%[5]	1.76%[5]	1.57%[5]	1.47%[5]	1.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.49%	1.50%	1.50%	1.50%	1.47%	1.50%

Portfolio turnover rate	69%	81%	137%	134%	131%	77%

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 29, 2010	1.80%
Year Ended April 30, 2010	1.88%
Year Ended April 30, 2009	1.76%
Year Ended April 30, 2008	1.57%
Year Ended April 30, 2007	1.47%
See accompanying Notes to Financial Statements.
19  |  OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	October 29, 2010[1]				Year Ended April 30,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$17.21	$10.56	$20.49	$25.11	$21.10	$17.05

Income (loss) from investment operations:
Net investment income[2]	.01	.17	.20	.17	.07	.09
Net realized and unrealized gain (loss)	.78	6.67	(9.94)	(3.61)	5.31	4.75

Total from investment operations	.79	6.84	(9.74)	(3.44)	5.38	4.84
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.19)	(.19)	(.02)	(.24)	(.22)
Distributions from net realized gain	—	—	—	(1.16)	(1.13)	(.57)

Total dividends and/or distributions to shareholders	(.10)	(.19)	(.19)	(1.18)	(1.37)	(.79)

Net asset value, end of period	$17.90	$17.21	$10.56	$20.49	$25.11	$21.10

Total Return, at Net Asset Value[3]	4.64%	65.68%	(47.94)%	(13.47)%	25.83%	28.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,672	$21,210	$13,559	$28,937	$49,001	$28,904

Average net assets (in thousands)	$20,690	$16,443	$19,497	$33,098	$39,979	$22,319

Ratios to average net assets:[4]
Net investment income	0.08%	1.26%	1.44%	0.79%	0.31%	0.47%
Total expenses	2.79%[5]	3.01%[5]	2.81%[5]	2.54%[5]	2.41%[5]	2.54%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.24%	2.25%	2.25%	2.25%	2.25%	2.25%

Portfolio turnover rate	69%	81%	137%	134%	131%	77%

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period , with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 29, 2010	2.79%
Year Ended April 30, 2010	3.01%
Year Ended April 30, 2009	2.81%
Year Ended April 30, 2008	2.54%
Year Ended April 30, 2007	2.41%
See accompanying Notes to Financial Statements.
20  |  OPPENHEIMER REAL ESTATE FUND

	Six Months
	Ended
	October 29, 2010[1]				Year Ended April 30,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$17.21	$10.56	$20.49	$25.12	$21.11	$17.06

Income (loss) from investment operations:
Net investment income[2]	— [3]	.14	.19	.13	.06	.07
Net realized and unrealized gain (loss)	.78	6.70	(9.93)	(3.58)	5.32	4.78

Total from investment operations	.78	6.84	(9.74)	(3.45)	5.38	4.85

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.19)	(.19)	(.02)	(.24)	(.23)
Distributions from net realized gain	—	—	—	(1.16)	(1.13)	(.57)

Total dividends and/or distributions to shareholders	(.10)	(.19)	(.19)	(1.18)	(1.37)	(.80)

Net asset value, end of period	$17.89	$17.21	$10.56	$20.49	$25.12	$21.11

Total Return, at Net Asset Value[4]	4.59%	65.70%	(47.94)%	(13.50)%	25.83%	28.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,394	$50,510	$27,070	$51,073	$69,546	$36,119

Average net assets (in thousands)	$50,540	$35,969	$36,367	$52,325	$53,482	$23,521

Ratios to average net assets:[5]
Net investment income	0.05%	1.07%	1.37%	0.61%	0.26%	0.35%
Total expenses	2.58%[6]	2.78%[6]	2.71%[6]	2.47%[6]	2.34%[6]	2.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.24%	2.25%	2.25%	2.25%	2.25%	2.25%

Portfolio turnover rate	69%	81%	137%	134%	131%	77%

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 29, 2010	2.58%
Year Ended April 30, 2010	2.78%
Year Ended April 30, 2009	2.71%
Year Ended April 30, 2008	2.47%
Year Ended April 30, 2007	2.34%
See accompanying Notes to Financial Statements.
21  |  OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	October 29, 2010[1]				Year Ended April 30,
Class N	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$17.44	$10.68	$20.67	$25.24	$21.16	$17.08

Income (loss) from investment operations:
Net investment income[2]	.05	.19	.23	.19	.16	.17
Net realized and unrealized gain (loss)	.78	6.80	(9.98)	(3.55)	5.36	4.78

Total from investment operations	.83	6.99	(9.75)	(3.36)	5.52	4.95

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.23)	(.24)	(.05)	(.31)	(.30)
Distributions from net realized gain	—	—	—	(1.16)	(1.13)	(.57)

Total dividends and/or distributions to shareholders	(.14)	(.23)	(.24)	(1.21)	(1.44)	(.87)

Net asset value, end of period	$18.13	$17.44	$10.68	$20.67	$25.24	$21.16

Total Return, at Net Asset Value[3]	4.84%	66.54%	(47.67)%	(13.06)%	26.46%	29.59%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,402	$30,531	$14,391	$20,565	$22,229	$10,438

Average net assets (in thousands)	$30,025	$20,982	$16,552	$18,650	$15,624	$6,912

Ratios to average net assets:[4]
Net investment income	0.55%	1.40%	1.69%	0.91%	0.64%	0.84%
Total expenses	2.06%[5]	2.26%[5]	2.24%[5]	2.05%[5]	1.87%[5]	1.99%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.74%	1.75%	1.75%	1.75%	1.75%	1.75%

Portfolio turnover rate	69%	81%	137%	134%	131%	77%

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 29, 2010	2.06%
Year Ended April 30, 2010	2.26%
Year Ended April 30, 2009	2.24%
Year Ended April 30, 2008	2.05%
Year Ended April 30, 2007	1.87%
See accompanying Notes to Financial Statements.
22  |  OPPENHEIMER REAL ESTATE FUND

	Six Months
	Ended
	October 29, 2010[1]				Year Ended April 30,
Class Y	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$17.61	$10.75	$20.76	$25.31	$21.18	$17.08

Income (loss) from investment operations:
Net investment income[2]	.10	.30	.36	.33	.37	.26
Net realized and unrealized gain (loss)	.80	6.85	(10.05)	(3.54)	5.32	4.82

Total from investment operations	.90	7.15	(9.69)	(3.21)	5.69	5.08

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	(.29)	(.32)	(.18)	(.43)	(.41)
Distributions from net realized gain	—	—	—	(1.16)	(1.13)	(.57)

Total dividends and/or distributions to shareholders	(.20)	(.29)	(.32)	(1.34)	(1.56)	(.98)

Net asset value, end of period	$18.31	$17.61	$10.75	$20.76	$25.31	$21.18

Total Return, at Net Asset Value[3]	5.20%	67.75%	(47.36)%	(12.42)%	27.37%	30.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$248,514	$323,675	$154,171	$286,404	$250,076	$114,185

Average net assets (in thousands)	$235,790	$225,278	$201,474	$235,663	$184,853	$58,522

Ratios to average net assets:[4]
Net investment income	1.19%	2.18%	2.50%	1.53%	1.52%	1.32%
Total expenses	1.09%[5]	1.07%[5]	1.06%[5]	1.05%[5]	1.03%[5]	1.07%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.09%	1.07%	1.06%	1.05%	1.03%	1.07%

Portfolio turnover rate	69%	81%	137%	134%	131%	77%

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 29, 2010	1.09%
Year Ended April 30, 2010	1.07%
Year Ended April 30, 2009	1.06%
Year Ended April 30, 2008	1.05%
Year Ended April 30, 2007	1.03%
See accompanying Notes to Financial Statements.
23  |  OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Real Estate Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek total return through investment in real estate securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). The Manager has entered into a sub-advisory agreement with Cornerstone Real Estate Advisers LLC (the “Sub-Adviser”), an indirect, wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, the parent company of the Manager.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. Since October 29, 2010 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
24  |  OPPENHEIMER REAL ESTATE FUND

     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
25  |  OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended April 30, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of October 29, 2010, the Fund had available for federal income tax purposes post-October losses of $704,590 and unused capital loss carryforward as follows:

Expiring

2016	$17,010,008
2017	74,829,125
2018	115,796,989

Total	$207,636,122

As of October 29, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $161,957,547 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended October 29, 2010, it is estimated that the Fund will utilize $46,383,165 of capital loss carryforward to offset realized capital gains.
26  |  OPPENHEIMER REAL ESTATE FUND

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITS”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of securities held. The Internal Revenue Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flows will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 29, 2010 are noted in the following table. The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

Federal tax cost of securities	$498,555,816

Gross unrealized appreciation	$108,142,297
Gross unrealized depreciation	(750,077)

Net unrealized appreciation	$107,392,220

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended October 29, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	—
Accumulated Liability as of October 29, 2010	35,508
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount
27  |   OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Upon receipt of notification from the issuer, subsequent to the ex-dividend date, some of the dividend income originally recorded from a real estate investment trust (“REIT”) may be reclassified as a reduction of the cost of the related investment and/or realized gain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
28  |  OPPENHEIMER REAL ESTATE FUND

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended October 29, 2010		Year Ended April 30, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	2,766,619	$47,574,586	5,013,511	$70,491,453
Dividends and/or distributions reinvested	118,255	2,009,044	233,652	2,767,769
Redeemed	(1,964,952)	(33,360,605)	(3,929,415)	(52,869,789)

Net increase	919,922	$16,223,025	1,317,748	$20,389,433

Class B
Sold	218,940	$3,688,822	297,566	$4,153,191
Dividends and/or distributions reinvested	7,052	117,812	19,702	220,402
Redeemed	(191,479)	(3,198,467)	(369,384)	(4,923,989)

Net increase (decrease)	34,513	$608,167	(52,116)	$(550,396)

Class C
Sold	582,874	$9,819,145	1,054,802	$14,489,579
Dividends and/or distributions reinvested	17,111	285,959	41,006	460,326
Redeemed	(438,851)	(7,333,635)	(724,603)	(9,551,196)

Net increase	161,134	$2,771,469	371,205	$5,398,709

Class N
Sold	411,395	$7,047,529	1,002,563	$13,710,844
Dividends and/or distributions reinvested	14,038	237,791	26,978	317,044
Redeemed	(334,085)	(5,653,588)	(626,401)	(8,444,045)

Net increase	91,348	$1,631,732	403,140	$5,583,843

29  |  OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended October 29, 2010		Year Ended April 30, 2010
	Shares	Amount	Shares	Amount

Class Y
Sold	3,541,523	$60,182,936	6,893,123	$93,152,589
Dividends and/or distributions reinvested	141,422	2,424,740	388,992	4,702,623
Redeemed	(8,492,721)	(142,128,088)	(3,236,318)	(42,826,427)

Net increase (decrease)	(4,809,776)	$(79,520,412)	4,045,797	$55,028,785

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended October 29, 2010, were as follows:

	Purchases	Sales

Investment securities	$386,060,908	$446,112,969
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1.0 billion	1.00%
Over $1.0 billion	0.80
Sub-Adviser Fees. The Manager retains the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Adviser under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The Manager will pay the Sub-Adviser a fee equal to 40% of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers (voluntary or otherwise). Notwithstanding the foregoing, if the Manager, without the Sub-Adviser’s concurrence, agrees to voluntarily waive a portion of the investment management fee the Fund is required to pay to the Manager, the Sub-Adviser’s fee hereunder shall be based upon the investment management fee the Fund would have to pay exclusive of any such waiver agreed to by the Manager in it sole discretion. For the six months ended October 29, 2010, the Manager paid $1,120,126 to the Sub-Adviser for services to the Fund.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 29, 2010, the Fund paid $627,173 to OFS for services to the Fund.
30  |  OPPENHEIMER REAL ESTATE FUND

     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2010 were as follows:

Class B	$413,728
Class C	661,435
Class N	389,249
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as
31  |  OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

October 29, 2010	$69,682	$15	$20,490	$2,307	$1
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” will not exceed 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares, 1.75% for Class N shares and 1.25% for Class Y shares. During the six months ended October 29, 2010, the Manager waived fees and/or reimbursed the Fund $163,086, $21,982, $44,718, and $22,799 for Class A, Class B, Class C, and Class N shares, respectively.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended October 29, 2010, the Manager waived fees and/or reimbursed the Fund $4,227 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended October 29, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$179,492
Class B	34,988
Class C	40,496
Class N	26,826
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular
32  |  OPPENHEIMER REAL ESTATE FUND

time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
33  |  OPPENHEIMER REAL ESTATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreements (the “Agreements”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager and Cornerstone Real Estate Advisers LLC (the “Sub-Adviser”) provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s and Sub-Adviser’s services, (ii) the investment performance of the Fund and the Manager and Sub-Adviser, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates and the Sub-Adviser, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager and Sub-Adviser from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager and the Sub-Adviser.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s and Sub-Adviser’s key personnel who provide such services. The Sub-Adviser’s duties include providing the Fund with the services of the portfolio manager and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager and Sub-Adviser are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the
34  |  OPPENHEIMER REAL ESTATE FUND

registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager and Sub-Adviser also provide the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s and Sub-Adviser’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s and Sub-Adviser’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s and Sub-Adviser’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Scott Westphal, the portfolio manager for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s and Sub-Adviser’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreements.
     Investment Performance of the Manager, Sub-Adviser and the Fund. Throughout the year, the Manager and Sub-Adviser provided information on the investment performance of the Fund and the Manager and Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load real estate funds. The Board noted that the Fund’s three-year and five-year performance was better than its peer group median and its one-year performance was competitive with its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board noted that the Manager, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of
35  |  OPPENHEIMER REAL ESTATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited / Continued
the Fund and other retail front-end load real estate funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive its management fees and/or reimburse certain expenses such that expenses after payments, waivers and/or reimbursements and reduction to custodian expenses do not exceed 1.50% for Class A shares, 2.25% for Class B and Class C shares, 1.75% for Class N shares and 1.25% for Class Y shares. The Manager may modify or terminate that undertaking at any time. The Board noted that the Fund’s actual and contractual management fees and total expenses were higher than its peer group median and average.
     Economies of Scale and Profits Realized by the Manager and Sub-Adviser. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including fee paid to the Sub-Adviser, the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s and Sub-Adviser’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager and Sub-Adviser. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager and Sub-Adviser in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager and Sub-Adviser must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager and Sub-Adviser within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fee, in light of all of the surrounding circumstances.
36  |  OPPENHEIMER REAL ESTATE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
37  |  OPPENHEIMER REAL ESTATE FUND

OPPENHEIMER REAL ESTATE FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Thomas W. Keffer, Vice President and Chief Business Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Sub-Adviser	Cornerstone Real Estate Advisers LLC

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2010 OppenheimerFunds, Inc. All rights reserved.
38  |  OPPENHEIMER REAL ESTATE FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information are as, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
39  |  OPPENHEIMER REAL ESTATE FUND

PRIVACY POLICY NOTICE Continued
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
40  |  OPPENHEIMER REAL ESTATE FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort.

The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/29/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Not applicable to semiannual reports.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Real Estate Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 12/07/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
Principal Executive Officer
Date: 12/07/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 12/07/2010